K&L Gates LLP 1601 K Street NW Washington, DC 2006-1600 T 202.778.9000 www.klgates.com

January 19, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Re:          Eagle Capital Appreciation Fund
File Nos. 002-98634 and 811-04338
Post-Effective Amendment No. 54
Dear Sir or Madam:
Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Eagle Capital Appreciation Fund (“Trust”) is Post-Effective Amendment No. 54 to the Trust’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.
The purpose of this filing is to register Class T shares of the Trust and make certain non-material changes to the Trust’s prospectus and statement of additional information.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber
Attachments

cc:  Susan L. Walzer
      J. Cooper Abbott
      Eagle Asset Management, Inc.